Financial risk management and fair value estimates (Tables)	12 Months Ended
Jun. 30, 2021
Statement [Line Items]
Schedule of derivative contract
	06.30.21
Type of derivative contract	Tons	Premium paid or (collected)	Derivatives at fair value	Gain / (Loss) for valuation at fair value at year-end
Forward:
Sales
Corn	135,538	-	220	(63)
Soybeans	236,384	-	724	(977)
Wheat	5,100	-	3	-
Livestock	4,950	-	-	(61)
Cotton	1,650,000	-	14	-
Ethanol	900	-	-	(107)
Purchase
Corn	85,750	-	(64)	-
Soybeans	300	-	(1)	-
Wheat	14,100	-	(24)	-
Options:
Sale put
Corn	2,000	12	-	-
Soybeans	(40,214)	41	(101)	(143)
Wheat	-	6	-	-
Purchase put
Corn	2,000	(2)	(5)	-
Soybeans	400	(8)	-	-
Wheat	-	(7)	-	-
Sale call
Corn	8,600	83	8	45
Soybeans	45,081	41	-	-
Wheat	4,000	6	-	-
Purchase call
Wheat	5,080	(77)	47	(82)
Soybeans	20,465	(188)	17	914
Wheat	1,500,000	(25)	34	-
Total	3,680,434	(118)	872	(474)
	06.30.20
Type of derivative contract	Tons	Premium paid or (collected)	Derivatives at fair value	Gain / (Loss) for valuation at fair value at year-end
Forward:
Sales
Corn	152,531	-	(35)	11
Soybeans	86,421	-	(35)	341
Wheat	18,500	-	5	-
Livestock	54,450	-	-	(29)
Cotton	893	-	20	-
Ethanol	600	-	-	(12)
Purchase
Corn	46,480	-	12	-
Soybeans	16,665	-	8	-
Wheat	17,700	-	2	-
Options:
Sale put
Corn	40,265	-	(35)	(36)
Soybeans	35,572	-	(8)	71
Wheat	-	-	-	-
Cotton	625	-	(8)	-
Livestock	-	-	-	(2)
Purchase put
Corn	-	-	(11)	-
Soybeans	1,000	-	(8)	-
Sale call
Corn	89,700	(8)	47	-
Soybeans	4,500	(26)	42	-
Wheat	8,000	-	5	-
Purchase call
Corn	-	8	(8)	-
Soybeans	-	14	(6)	-
Total	573,902	(12)	(13)	344

Urban Properties And Investments Business [Member]
Statement [Line Items]
Schedule of capital structure of the group
	06.30.21	06.30.20
Gearing ratio (i)	74.84%	49.57%
Debt ratio (ii)	32.86%	44.42%

Schedule of net monetary position (liability)/asset
	Net monetary position (Liability) / Asset
	06.30.21	06.30.20	06.30.19
Functional currency	USD	USD	USD
Argentine Peso	(43,811)	(57,672)	(31,743)
Uruguayan Peso	-	228	(412)
Total	(43,811)	(57,444)	(32,155)

Schedule of liquidity risk management
	06.30.21
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	More than 4 years	Total
Trade and other payables	2,748	104	1	-	-	2,853
Borrowings	14,548	38,351	5,695	211	188	58,993
Finance lease obligations	57	51	80	90	1,767	2,045
Derivative financial instruments	49	9	-	-	-	58
Total	17,402	38,515	5,776	301	1,955	63,949
	06.30.20
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	More than 4 years	Total
Trade and other payables	2,322	234	104	329	2	2,991
Borrowings	57,680	4,931	40,975	98	324	104,008
Finance lease obligations	80	74	77	81	1,939	2,251
Derivative financial instruments	125	42	9	-	-	176
Total	60,207	5,281	41,165	508	2,265	109,426

Agricultural Business [Member]
Statement [Line Items]
Schedule of capital structure of the group
	06.30.21	06.30.20
Gearing ratio (i)	64.8%	63.03%
Debt ratio (ii)	134.74%	251.91%

Schedule of net monetary position (liability)/asset
	Net monetary position (Liability) / Asset
	06.30.21	06.30.20	06.30.19
Functional currency	USD	USD	USD
Argentine Peso	(69,518)	(47,055)	(38,478)
Brazilian Reais	1,018	270	499
Bolivian Peso	-	(155)	(165)
Total	(68,500)	(46,940)	(38,144)

Schedule of liquidity risk management
	06.30.21
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	More than 4 years	Total
Trade and other payables	13,706	863	-	-	-	14,569
Borrowings	30,866	18,138	7,447	1,646	1,646	59,743
Finance lease obligations	1,636	3,713	56	-	-	5,405
Derivative financial instruments	937	38	-	-	-	975
Total	47,145	22,752	7,503	1,646	1,646	80,692
	06.30.20
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	More than 4 years	Total
Trade and other payables	9,482	185	282	81	152	10,182
Borrowings	32,485	22,446	13,580	445	434	69,390
Finance lease obligations	1,187	774	503	406	1,613	4,483
Derivative financial instruments	365	29	-	-	-	394
Total	43,519	23,434	14,365	932	2,199	84,449